15. ADDITIONAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2021
Additional Cash Flow Information
15. ADDITIONAL CASH FLOW INFORMATION

15. ADDITIONAL CASH FLOW INFORMATION

	For the six-month periods ended
	June 30, 2021	June 30, 2020
	$	$
Grants receivable	531	143
Deferred grants	(1,511)	1,607
Mining tax credits	(269)	(798)
Sales taxes receivable	(646)	48
Prepaid expenses	(1,028)	230
Accounts payable and accrued liabilities	2,226	1,159
Total net change in working capital	(697)	2,389

Items not affecting cash
Property and equipment included in accounts payable and accrued liabilities.	2,767	177
Share issue costs included in accounts payables and accrued liabilities	638	-
Shares issued for interest payment	797	-